Significant Non-Cash Transaction (Details) RM in Millions	12 Months Ended
	Dec. 31, 2022 MYR (RM)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 MYR (RM)	Dec. 31, 2021 USD ($)
Disclosure Of Significant Noncash Transaction Abstract
Dividends received related party			RM 34.8	$ 8,400,000
Dividends received remainder			2.2	500,000
Dividends	RM 6.9	$ 1.6	37.0	$ 8,900,000
Dividend			RM 37.0